STOCKHOLDERS' DEFICIT (Details 3) - Warrants [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning	7,146	7,160	3,912	4,078
Granted			604,000	1,000
Exercised
Expired	(251)	(14)	(752)	(1,166)
Forfeited			(600,000)
Outstanding, ending	6,895	7,146	7,160	3,912
Share Based Compensation Arrangement By Share Based Payment Award Other Than Options Outstanding Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning	$ 50.12	$ 50.41	$ 106.00	$ 614.00
Granted			10.00	50.00
Exercised
Expired	103.78	200.00	200.00	1,828.00
Forfeited			10.00
Outstanding, ending	$ 48.17	$ 50.12	$ 50.41	$ 106.00